Document and Entity Information	Apr. 04, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 04, 2024
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address Address Line 1	11811 North Tatum Blvd.
Entity Address Address Line 2	Suite 3031
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85028
City Area Code	602
Local Phone Number	850-5000
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The Notices had no immediate effect on the listing of the Company’s common stock on the Nasdaq Capital Market. Also as previously reported, the Company submitted a plan to regain compliance and the Nasdaq granted the Company an extension until June 30, 2024 to file the Delinquent Reports to regain compliance. Following discussions with Nasdaq, the Company updated its plan to regain compliance and requested that Nasdaq grant the Company an additional extension to file the Delinquent Reports until September 30, 2024. On July 1, 2024, the Company received notice from Nasdaq accepting the Company’s request and granted a further extension of time, until September 30, 2024, for the Company to file the Delinquent Reports to regain compliance.
Entity Central Index Key	0001391127